PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	As of December 31,
	2018	2019
Cost:
Buildings	247	247
Leasehold improvements	7,389	8,414
Furniture, fixtures and equipment	1,162	1,270
Motor vehicles	1	1

	8,799	9,932
Less: Accumulated depreciation	(4,344)	(4,918)

	4,455	5,014
Construction in progress	563	840

Property and equipment, net	5,018	5,854

Depreciation expense was RMB753, RMB847 and RMB967 for the years ended December 31, 2017, 2018 and 2019, respectively.
The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.